Other Income and Expenses - Summary of Details of Other Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expense [Abstract]
Loss on retirement and disposal of property and equipment	₩ 57	₩ 0	₩ 0
Impairment loss on intangible assets	281	115	52
Impairment loss on other non-current assets	1,087	1,456	434
Donation	1	13	0
Miscellaneous loss	26	180	7
Total	₩ 1,452	₩ 1,764	₩ 493